PIMCO Funds

Supplement Dated December 13, 2011 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D

Prospectus (dated July 31, 2011) (the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Funds

Effective immediately, the first sentence of the third paragraph of the “Principal Investment Strategies” section of the PIMCO Emerging Local Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of October 31, 2011, was 4.61 years.

In addition, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Extended Duration Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of October 31, 2011 was 28.40 years.

Additionally, effective immediately, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Fund (Unhedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

Additionally, effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Fund (Unhedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX New York Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

Additionally, effective immediately, the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Spectrum Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising The Bank of America/Merrill Lynch Global High Yield, Constrained Index (the “Benchmark”), as calculated by PIMCO, which as of October 31, 2011 was 3.59 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Investment Grade Corporate Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 6.40 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Long Duration Total Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Long-Term Credit Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund’s benchmark, the Barclays Capital U.S. Long Credit Index, as calculated by PIMCO, which as of October 31, 2011, was 11.85 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Moderate Duration Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Intermediate Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 3.96 years.

Additionally, effective immediately, the last sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011, as converted, was 6.57 years.

Additionally, effective immediately, the first sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO Senior Floating Rate Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Fund II’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Fund III’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Fund IV’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP1_121311

PIMCO Funds

Supplement Dated December 13, 2011 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus (dated July 31, 2011)

(the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Funds

Effective immediately, the first sentence of the third paragraph of the “Principal Investment Strategies” section of the PIMCO Emerging Local Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of October 31, 2011, was 4.61 years.

In addition, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Extended Duration Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of October 31, 2011 was 28.40 years.

Additionally, effective immediately, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Fund (Unhedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

Additionally, effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

Additionally, effective immediately, the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Spectrum Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising The Bank of America/Merrill Lynch Global High Yield, Constrained Index (the “Benchmark”), as calculated by PIMCO, which as of October 31, 2011 was 3.59 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Investment Grade Corporate Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 6.40 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Long Duration Total Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Long-Term Credit Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund’s benchmark, the Barclays Capital U.S. Long Credit Index, as calculated by PIMCO, which as of October 31, 2011, was 11.85 years.

Additionally, effective immediately, the last sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011, as converted, was 6.57 years.

Additionally, effective immediately, the first sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO Senior Floating Rate Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Fund IV’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_121311

PIMCO Funds

Supplement Dated December 13, 2011 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D

Prospectus (dated July 31, 2011) (the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Funds

Effective immediately, the last sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Asset Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Fund normally varies within four years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. Treasury Inflation Notes 10+ Years Index, as calculated by PIMCO, which as of October 31, 2011, as converted, was 11.53 years.

In addition, effective immediately, the eighth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO StocksPLUS® Long Duration Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC (“PIMCO”) actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long-Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.

Additionally, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_121311

PIMCO Funds

Supplement Dated December 13, 2011 to the

Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus (dated July 31,

2011) (the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Funds

Effective immediately, the eighth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO StocksPLUS® Long Duration Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC (“PIMCO”) actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long-Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.

In addition, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP4_121311

PIMCO Funds

Supplement Dated December 13, 2011 to the

PIMCO Inflation Response Multi-Asset Fund—Institutional Class, Class P, Administrative Class and Class D Prospectus (dated August 17, 2011); the PIMCO Inflation Response Multi-Asset Fund—Class A, Class C and Class R Prospectus (dated August 17, 2011); the PIMCO Credit Absolute Return Fund—Institutional Class, Class P, Administrative Class and Class D Prospectus (dated August 17, 2011); the PIMCO Credit Absolute Return Fund—Class A, Class C and Class R Prospectus (dated August 17, 2011); the PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund—Institutional Class, Class P, Administrative Class and Class D Prospectus (dated August 19, 2011); the PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund—Class A, Class C and Class R Prospectus (dated August 19, 2011); the PIMCO International Fundamental IndexPLUS® TR Strategy Fund—Institutional Class, Class P, Administrative Class and Class D Prospectus; and the PIMCO International Fundamental IndexPLUS® TR Strategy Fund—Class A, Class C and Class R Prospectus (dated August 19, 2011) (the “Prospectuses”), each as supplemented from time to time

Disclosure Related to Duration

Effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectuses:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP5_121311